    As filed with the Securities and Exchange Commission on January 21, 2003.

                                                               File No. 33-71686
                                                                       811-08154

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                       [ ]
                                      -----
         Post-Effective Amendment No.  13                                  [X]
                                      -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   37                                                [X]
                       -----

                       FIRST FORTIS LIFE INSURANCE COMPANY
                              OF SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                       FIRST FORTIS LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125
                   (Address of Depositor's Principal Offices)

                                 (651) 631-5590
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

      ___   immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_   on January 27, 2003 pursuant to paragraph (b) of Rule 485
      ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___   on _________, 2002 pursuant to paragraph (a)(1) of Rule 485
      ___   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

The Prospectus and Statement of Additional Information are incorporated in Part A and Part B of this Post-Effective Amendment No. 13, by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-71686), as filed on April 19, 2002 and declared effective on May 1, 2002. A Supplement to the Prospectus, dated January 27, 2003, is included in Part A of this Post-Effective Amendment.

This Post-Effective Amendment does not supercede Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on April 19, 2002.

                            MASTERS VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                       FIRST FORTIS LIFE INSURANCE COMPANY

             SUPPLEMENT DATED JANUARY 27, 2003 TO THE PROSPECTUS AND
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

On January 15, 2003, shareholders approved a reorganization of certain Funds offered under your Contract. Effective January 24, 2003, these Funds, each called a "Target Fund" below, were reorganized into a corresponding "Acquiring Fund." As a result, all assets and liabilities of each Target Fund were transferred into the corresponding Acquiring Fund, and shareholders of each Target Fund received shares of the corresponding Acquiring Fund.

            TARGET FUND                                REORGANIZED INTO ACQUIRING FUND
Hartford International Stock II HLS Fund             Hartford International Opportunities HLS Fund
Hartford Global Equity HLS Fund                      Hartford Global Leaders HLS Fund
Hartford Blue Chip Stock II HLS Fund                 Hartford Growth and Income HLS Fund
Hartford Investors Growth HLS Fund                   Hartford Growth and Income HLS Fund
Hartford American Leaders HLS Fund                   Hartford Stock HLS Fund

As a result, if any of your Contract Value was allocated to a Target Fund within your Contract, that Contract Value is now allocated to the corresponding Acquiring Fund, and the prospectus for your Contract is amended as follows:

All information relating to the Hartford International Stock II HLS Fund, Hartford Global Equity HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Investors Growth HLS Fund, and Hartford American Leaders HLS Fund is removed from the prospectus and statement of additional information.

The following Sub-Accounts and underlying Funds are added to the cover page of the prospectus:

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases class IA shares of Hartford International Opportunities HLS Fund

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases class IA shares of Hartford Stock HLS Fund

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases class IA shares of Hartford Capital Appreciation HLS Fund

The Annual Fund Operating Expenses table in the Fee Table along with corresponding footnotes is replaced with the following:

                         ANNUAL FUND OPERATING EXPENSES
                            AS OF THE FUND'S YEAR END
                         (As a percentage of net assets)

                                                                                      TOTAL FUND
                                                     MANAGEMENT        OTHER           OPERATING
                                                       FEES           EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                         0.45%           0.04%           0.49%
----------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund           0.44%           0.03%           0.47%
----------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                 0.47%           0.04%           0.51%
----------------------------------------------------------------------------------------------------
Hartford Multi-Sector Bond HLS Fund                    0.75%           0.08%           0.83%
----------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                           0.78%           0.03%           0.81%
----------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund          0.73%           0.08%           0.81%
----------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund                  0.85%           0.12%           0.97%
----------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                       0.74%           0.07%           0.81%
----------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                             0.63%           0.04%           0.67%
----------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                0.46%           0.03%           0.49%
----------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                  0.69%           0.04%           0.73%
----------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund                0.90%           0.15%           1.05%
----------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                    0.75%           0.04%           0.79%
----------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                0.40%           0.04%           0.44%
----------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund                      0.88%           0.04%           0.92%
----------------------------------------------------------------------------------------------------
Hartford Large Cap Growth HLS Fund                     0.90%           0.05%           0.95%
----------------------------------------------------------------------------------------------------
Hartford MidCap Stock HLS Fund                         0.90%           0.07%           0.97%
----------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                 0.62%           0.04%           0.66%
----------------------------------------------------------------------------------------------------
Hartford Small Cap Value HLS Fund                      0.87%           0.05%           0.92%
----------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund                     0.64%           0.05%           0.69%
----------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                 0.64%           0.05%           0.69%
----------------------------------------------------------------------------------------------------


The following is added to the Example at the end of the Fee Table:

----------------------------------------------------------------------------------------------------------------------------------
                        IF YOU SURRENDER YOUR CONTRACT:   IF YOU ANNUITIZE YOUR CONTRACT:   IF YOU DO NOT SURRENDER YOUR CONTRACT:
----------------------------------------------------------------------------------------------------------------------------------
Sub-Account             1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Hartford International
Opportunities HLS Fund    89     118     147     251        22      68     117     251        22      68     117     251
-------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund   85     108     130     217        19      58     100     217        19      58     100     217
-------------------------------------------------------------------------------------------------------------------------------
Hartford Capital
Appreciation HLS Fund     87     115     141     239        21      65     111     239        21      65     111     239
-------------------------------------------------------------------------------------------------------------------------------

The following is added to the "General Contract Information" section under "The Funds":

Hartford International Opportunities HLS Fund, Hartford Stock HLS Fund and Hartford Capital Appreciation HLS Fund are series of Hartford Series Fund, Inc., a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management company. HL Investment Advisors, LLC serves as the investment adviser, and Wellington Management Company, LLP ("Wellington Management") serves as the investment sub-adviser.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND - Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND - Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD CAPITAL APPRECIATION HLS FUND - Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

Under the section entitled "Accumulation Unit Values" the following paragraph is added:

There is no information for Hartford International Opportunities HLS Fund, Hartford Stock HLS Fund and Hartford Capital Appreciation HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

In the Statement of Additional Information, under the "Performance Tables" section, the following is added in alphabetical order to the "Standardized Average Annual Total Return for the Year Ended December 31, 2001":

-------------------------------- --------------------- ------------- -------------- -------------- -------------
                                     SUB-ACCOUNT                                                        SINCE
SUB-ACCOUNT                         INCEPTION DATE         1 YEAR        5 YEAR         10 YEAR       INCEPTION
-------------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford International
Opportunities HLS Fund                10/1/1993           -25.43%        -0.61%           N/A           3.54%
-------------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford Stock HLS Fund               10/1/1993           -19.47%         9.47%           N/A          12.28%
-------------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford Capital Appreciation
HLS Fund                              10/1/1993           -14.61%        13.49%           N/A          14.40%
-------------------------------- --------------------- ------------- -------------- -------------- -------------

In the Statement of Additional Information, under the "Performance Tables" section, the following is added in alphabetical order to the "Non-Standardized Average Annual Total Return for the Year Ended December 31, 2001":

-------------------------------- --------------------- ------------- -------------- -------------- -------------
                                                                                                        SINCE
SUB-ACCOUNT                       FUND INCEPTION DATE      1 YEAR        5 YEAR         10 YEAR       INCEPTION
-------------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford International
Opportunities HLS Fund                 7/2/1990           -19.82%         0.00%          4.19%          3.42%
-------------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford Stock HLS Fund               8/31/1977           -13.41%         9.88%         11.92%         12.38%
-------------------------------- --------------------- ------------- -------------- -------------- -------------
Hartford Capital Appreciation
HLS Fund                               4/2/1984            -8.19%        13.85%         15.07%          N/A
-------------------------------- --------------------- ------------- -------------- -------------- -------------

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4549
33-71686

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

SEPARATE ACCOUNT A

FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002


                                              ALLIANCE
                                           INTERNATIONAL        ALLIANCE MONEY       ALLIANCE PREMIER     AMERICAN CENTURY
                                             PORTFOLIO          MARKET PORFOLIO      GROWTH PORTFOLIO     VP BALANCED FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (a)        SUB-ACCOUNT          SUB-ACCOUNT
                                            -----------         ---------------        -----------          -----------
ASSETS
Investments:
    Number of Shares                               15,774            1,993,976               26,565               12,099
                                           ===============================================================================
    Cost                                   $      181,696       $    1,993,976       $      577,403       $       73,475
                                           ===============================================================================
    Market Value                           $      156,161       $    1,993,976       $      463,551       $       70,296
Due from Hartford Life Insurance Company               --                   --                   --                   --
Receivable from fund shares sold                       --                   --                   --                   --
Other assets                                            1                    6                   --                   --
                                           -------------------------------------------------------------------------------
    TOTAL ASSETS                                  156,162            1,993,982              463,551               70,296

LIABILITIES
Due to Hartford Life Insurance Company                  2                   25                    6                   54
Payable for fund shares purchased                      --                   --                   --                   --
Other liabilities                                      --                   --                    4                   --
                                           -------------------------------------------------------------------------------
    TOTAL LIABILITIES                                   2                   25                   10                   54

NET ASSETS
For Variable Life Contract Liabilities            156,160            1,993,957              463,541               70,242
                                           ===============================================================================

                                              AMERICAN
                                             CENTURY VP
                                              CAPITAL                                 FEDERATED FUND FOR
                                            APPRECIATION       FEDERATED AMERICAN       U.S. GOVERNMENT      FEDERATED HIGH
                                                FUND             LEADERS FUND II      SECURITIES FUND II   INCOME BOND FUND II
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                             -----------           -----------           -----------            -----------
ASSETS
Investments:
    Number of Shares                                6,900                8,204                  30,169               13,072
                                           ===================================================================================
    Cost                                   $       49,104       $      152,307          $      340,927       $       93,008
                                           ===================================================================================
    Market Value                           $       40,776       $      124,789          $      361,426       $       92,551
Due from Hartford Life Insurance Company               --                   --                      --                   --
Receivable from fund shares sold                       --                   --                      --                   --
Other assets                                            2                    3                      --                   --
                                           -----------------------------------------------------------------------------------
    TOTAL ASSETS                                   40,778              124,792                 361,426               92,551

LIABILITIES
Due to Hartford Life Insurance Company                  8                   42                      67                   17
Payable for fund shares purchased                      --                   --                      --                   --
Other liabilities                                      --                   --                       1                   --
                                           -----------------------------------------------------------------------------------
    TOTAL LIABILITIES                                   8                   42                      68                   17
NET ASSETS
For Variable Life Contract Liabilities             40,770              124,750                 361,358               92,534
                                           ===================================================================================
                                           FEDERATED UTILITY     HARTFORD ADVISORS      HARTFORD AMERICAN
                                                FUND II            HLS FUND, INC.        LEADERS HLS FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT (b)        SUB-ACCOUNT (c)
                                              -----------         ---------------        ---------------
ASSETS
Investments:
    Number of Shares                                3,488                 97,249                 21,692
                                           ==============================================================
    Cost                                   $       32,159         $    2,166,133         $      219,256
                                           ==============================================================
    Market Value                           $       26,233         $    1,905,388         $      176,566
Due from Hartford Life Insurance Company              476                     --                  1,208
Receivable from fund shares sold                       --                    529                     --
Other assets                                           --                      3                     --
                                           --------------------------------------------------------------
    TOTAL ASSETS                                   26,709              1,905,920                177,774

LIABILITIES
Due to Hartford Life Insurance Company                 --                    529                     --
Payable for fund shares purchased                     476                     --                  1,208
Other liabilities                                      --                     --                     --
                                           --------------------------------------------------------------
    TOTAL LIABILITIES                                 476                    529                  1,208
NET ASSETS
For Variable Life Contract Liabilities             26,233              1,905,391                176,566
                                           ==============================================================

                                                                                                               HARTFORD CAPITAL
                                         HARTFORD BLUE CHIP   HARTFORD BLUE CHIP    HARTFORD BOND HLS FUND,   OPPORTUNITIES HLS
                                           STOCK HLS FUND      STOCK II HLS FUND             INC.                    FUND
                                           SUB-ACCOUNT (d)      SUB-ACCOUNT (e)         SUB-ACCOUNT (f)         SUB-ACCOUNT (g)
                                           ---------------      ---------------         ---------------         ---------------
ASSETS
Investments:
    Number of Shares                              220,844               19,369                  226,618               20,976
                                           ====================================================================================
    Cost                                   $    3,416,959       $      123,518           $    2,668,653       $      136,297
                                           ====================================================================================
    Market Value                           $    2,805,156       $      101,292           $    2,708,663       $      106,776
Due from Hartford Life Insurance Company               --                1,289                       --                   --
Receivable from fund shares sold                   25,181                   --                    2,121                    4
Other assets                                           --                   --                       --                   --
                                           ------------------------------------------------------------------------------------
    TOTAL ASSETS                                2,830,337              102,581                2,710,784              106,780

LIABILITIES
Due to Hartford Life Insurance Company             25,181                   --                    2,121                    4
Payable for fund shares purchased                      --                1,289                       --                   --
Other liabilities                                      --                   --                        3                   --
                                           ------------------------------------------------------------------------------------
    TOTAL LIABILITIES                              25,181                1,289                    2,124                    4
NET ASSETS
For Variable Life Contract Liabilities          2,805,156              101,292                2,708,660              106,776
                                           ====================================================================================

                                           HARTFORD GLOBAL        HARTFORD GLOBAL        HARTFORD GROWTH AND     HARTFORD GROWTH
                                           EQUITY HLS FUND        LEADERS HLS FUND         INCOME HLS FUND    OPPORTUNITIES HLS FUND
                                           SUB-ACCOUNT (h)        SUB-ACCOUNT (i)          SUB-ACCOUNT (j)        SUB-ACCOUNT (k)
                                           ---------------        ---------------          ---------------        ---------------
ASSETS
Investments:
    Number of Shares                                9,614                 90,152                475,183                 85,442
                                           =========================================================================================
    Cost                                   $       82,978         $    1,278,622         $    5,133,984         $    1,799,337
                                           =========================================================================================
    Market Value                           $       72,665         $    1,036,759         $    4,180,734         $    1,400,845
Due from Hartford Life Insurance Company               --                     --                     --                     --
Receivable from fund shares sold                       26                  2,074                 87,362                  4,436
Other assets                                           --                     --                     --                      2
                                           -----------------------------------------------------------------------------------------
    TOTAL ASSETS                                   72,691              1,038,833              4,268,096              1,405,283

LIABILITIES
Due to Hartford Life Insurance Company                 26                  2,074                 87,362                  4,436
Payable for fund shares purchased                      --                     --                     --                     --
Other liabilities                                      --                     --                      1                     --
                                           -----------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                  26                  2,074                 87,363                  4,436
NET ASSETS
For Variable Life Contract Liabilities             72,665              1,036,759              4,180,733              1,400,847
                                           =========================================================================================
                                            HARTFORD HIGH                             HARTFORD INTERNATIONAL  HARTFORD INTERNATIONAL
                                           YIELD HLS FUND    HARTFORD INDEX HLS FUND     STOCK HLS FUND          STOCK II HLS FUND
                                           SUB-ACCOUNT (l)      SUB-ACCOUNT (m)         SUB-ACCOUNT (n)           SUB-ACCOUNT (o)
                                           ---------------      ---------------         ---------------           ---------------
ASSETS
Investments:
    Number of Shares                              122,729                234,507                 130,531               76,889
                                           =========================================================================================
    Cost                                   $    1,153,507         $    7,054,451          $    1,430,754       $      683,577
                                           =========================================================================================
    Market Value                           $    1,041,678         $    5,500,897          $    1,217,988       $      551,767
Due from Hartford Life Insurance Company               --                    476                      --                   --
Receivable from fund shares sold                   26,758                      3                   3,964               39,239
Other assets                                           --                     --                       1                   --
                                           -----------------------------------------------------------------------------------------
    TOTAL ASSETS                                1,068,436              5,501,376               1,221,953              591,006

LIABILITIES
Due to Hartford Life Insurance Company             26,758                      3                   3,964               39,239
Payable for fund shares purchased                      --                    476                      --                   --
Other liabilities                                       1                     --                      --                   --
                                           -----------------------------------------------------------------------------------------
    TOTAL LIABILITIES                              26,759                    479                   3,964               39,239
NET ASSETS
For Variable Life Contract Liabilities          1,041,677              5,500,897               1,217,989              551,767
                                           =========================================================================================


                                              HARTFORD INVESTORS     HARTFORD LARGE CAP     HARTFORD MID CAP       HARTFORD MONEY
                                               GROWTH HLS FUND        GROWTH HLS FUND        STOCK HLS FUND       MARKET HLS FUND
                                               SUB-ACCOUNT (p)        SUB-ACCOUNT (q)        SUB-ACCOUNT (r)      SUB-ACCOUNT (s)
                                               ---------------        ---------------        ---------------      ---------------
ASSETS
Investments:
     Number of Shares                               8,545                 223,507                  83,665               1,262,540
                                           ======================================================================================
     Cost                                  $       53,768          $    1,943,554          $      880,600          $    1,262,540
                                           ======================================================================================
     Market Value                          $       43,277          $    1,555,897          $      716,610          $    1,262,540
Due from Hartford Life Insurance Company            1,276                   1,594                      --                      --
Receivable from fund shares sold                       --                      --                      49                      47
Other assets                                           --                      --                      --                       6
                                           --------------------------------------------------------------------------------------
     TOTAL ASSETS                                  44,553               1,557,491                 716,659               1,262,593

LIABILITIES
Due to Hartford Life Insurance Company                 --                      --                      49                      47
Payable for fund shares purchased                   1,276                   1,594                      --                      --
Other liabilities                                      --                      --                      --                      --
                                           --------------------------------------------------------------------------------------
     TOTAL LIABILITIES                              1,276                   1,594                      49                      47
NET ASSETS
For Variable Life Contract Liabilities             43,277               1,555,897                 716,610               1,262,546
                                           ======================================================================================
                                                                                                                    HARTFORD U.S.
                                              HARTFORD MULTISECTOR  HARTFORD SMALL CAP      HARTFORD SMALLCAP        GOVERNMENT
                                                 BOND HLS FUND       VALUE HLS FUND          GROWTH HLS FUND    SECURITIES HLS FUND
                                                SUB-ACCOUNT (t)      SUB-ACCOUNT (u)          SUB-ACCOUNT (v)       SUB-ACCOUNT (w)
                                                ---------------      ---------------          ---------------       ---------------
ASSETS
Investments:
     Number of Shares                              66,375                 134,096                 108,455                 300,614
                                           ========================================================================================
     Cost                                  $      694,533          $    1,811,225          $    1,628,986          $    3,243,976
                                           ========================================================================================
     Market Value                          $      720,188          $    1,458,681          $    1,268,611          $    3,414,432
Due from Hartford Life Insurance Company              127                      --                      --                      --
Receivable from fund shares sold                       --                     441                   4,903                   3,779
Other assets                                           --                      --                      --                      --
                                           ----------------------------------------------------------------------------------------
     TOTAL ASSETS                                 720,315               1,459,122               1,273,514               3,418,211

LIABILITIES
Due to Hartford Life Insurance Company                 --                     441                   4,903                   3,779
Payable for fund shares purchased                     127                      --                      --                      --
Other liabilities                                      --                       1                      --                      --
                                           ----------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                127                     442                   4,903                   3,779
NET ASSETS
For Variable Life Contract Liabilities            720,188               1,458,680               1,268,611               3,414,432
                                           ========================================================================================
                                              HARTFORD VALUE           ING VP EMERGING        ING VP NATURAL
                                           OPPORTUNIITES HLS FUND         MARKETS FUND        RESOURCES TRUST
                                               SUB-ACCOUNT (x)           SUB-ACCOUNT (y)       SUB-ACCOUNT (z)
                                               ---------------           ---------------       ---------------
ASSETS
Investments:
     Number of Shares                             146,950                   1,261                   1,731
                                           ===================================================================
     Cost                                  $    1,965,154          $        7,084          $       24,082
                                           ===================================================================
     Market Value                          $    1,595,896          $        5,634          $       20,983
Due from Hartford Life Insurance Company               --                      --                      --
Receivable from fund shares sold                   50,375                      --                      --
Other assets                                           --                       3                       3
                                           -------------------------------------------------------------------
     TOTAL ASSETS                               1,646,271                   5,637                  20,986

LIABILITIES
Due to Hartford Life Insurance Company             50,375                       4                      21
Payable for fund shares purchased                      --                      --                      --
Other liabilities                                      --                      --                      --
                                           -------------------------------------------------------------------
     TOTAL LIABILITIES                             50,375                       4                      21
NET ASSETS
For Variable Life Contract Liabilities          1,595,896                   5,633                  20,965
                                           ===================================================================
                                            INVESCO HEALTH              INVESCO
                                             SCIENCE FUND           TECHNOLOGY FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT
                                              -----------             -----------
ASSETS
Investments:
     Number of Shares                              12,507                  30,690
                                           ========================================
     Cost                                  $      203,172          $      375,334
                                           ========================================
     Market Value                          $      171,970          $      250,734
Due from Hartford Life Insurance Company               --                      --
Receivable from fund shares sold                      263                   6,521
Other assets                                           --                      11
                                           ----------------------------------------
     TOTAL ASSETS                                 172,233                 257,266

LIABILITIES
Due to Hartford Life Insurance Company                263                   6,521
Payable for fund shares purchased                      --                      --
Other liabilities                                       1                      --
                                           ----------------------------------------
     TOTAL LIABILITIES                                264                   6,521
NET ASSETS
For Variable Life Contract Liabilities            171,969                 250,745
                                           ========================================


                                                                                  MFS
                                                                                EMERGING
                                                          INVESCO EQUITY         GROWTH      MFS HIGH INCOME      MFS STRATEGIC
                                                                FUND            SERIES            SERIES          INCOME SERIES
                                                         SUB-ACCOUNT (aa)     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (bb)
                                                         ----------------     -----------      -----------      ----------------
ASSETS
Investments:
               Number of Shares                                 7,278            5,865             17,149                2,825
                                                         ======================================================================
               Cost                                      $    127,524         $ 90,134       $    151,080       $       27,909
                                                         ======================================================================
               Market Value                              $    107,494         $ 69,853       $    151,255       $       29,745
Due from Hartford Life Insurance Company                        1,952              442                 --                   --
Receivable from fund shares sold                                   --               --                 --                   --
Other assets                                                        3                4                 --                   --
                                                         ----------------------------------------------------------------------
               TOTAL ASSETS                                   109,449           70,299            151,255               29,745
LIABILITIES
Due to Hartford Life Insurance Company                             --               --                 52                    5
Payable for fund shares purchased                               1,952              442                 --                   --
Other liabilities                                                  --               --                  1                   --
                                                         ----------------------------------------------------------------------
               TOTAL LIABILITIES                                1,952              442                 53                    5
NET ASSETS
For Variable Life Contract Liabilities                        107,497           69,857            151,202               29,740
                                                         ======================================================================

                                                           MONTGOMERY          NEUBERGER         NEUBERGER
                                                         VARIABLE SERIES:      BERMAN AMT        BERMAN AMT         SAFECO
                                                            EMERGING       LIMITED MATURITY      PARTNERS           EQUITY
                                                           MARKETS FUND      BOND PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                           -----------        -----------       -----------       -----------
ASSETS
Investments:
               Number of Shares                              4,386                12,532               3,755           11,527
                                                         =====================================================================
               Cost                                      $  35,456         $     164,787        $     55,504      $   256,123
                                                         =====================================================================
               Market Value                              $  28,551         $     169,182        $     42,802      $   208,290
Due from Hartford Life Insurance Company                       972                    --               1,427               --
Receivable from fund shares sold                                --                    --                  --               --
Other assets                                                    --                    --                   4                5
                                                         ---------------------------------------------------------------------
               TOTAL ASSETS                                 29,523               169,182              44,233          208,295

LIABILITIES
Due to Hartford Life Insurance Company                          --                     2                  --                3
Payable for fund shares purchased                              972                    --               1,427               --
Other liabilities                                               --                    --                  --               --
                                                         ---------------------------------------------------------------------
               TOTAL LIABILITIES                               972                     2               1,427                3
NET ASSETS
For Variable Life Contract Liabilities                      28,551               169,180              42,806          208,292
                                                         =====================================================================


                                                             SAFECO                                  VAN ECK            VAN ECK
                                                              GROWTH          THE STRONG MID       WORLDWIDE           WORLDWIDE
                                                         OPPORTUNITIES          CAP GROWTH           BOND FUND        HARD ASSETS
                                                            PORTFOLIO            FUND II              FUND                FUND
                                                           SUB-ACCOUNT        SUB-ACCOUNT (cc)     SUB-ACCOUNT        SUB-ACCOUNT
                                                           -----------        ----------------     -----------        -----------
ASSETS
Investments:
               Number of Shares                                   11,373                 4,464           1,670                 48
                                                         =========================================================================
               Cost                                      $       227,468      $         48,039     $    17,640        $       494
                                                         =========================================================================
               Market Value                              $       154,678      $         45,663     $    19,140        $       489
Due from Hartford Life Insurance Company                              --                   975              --                463
Receivable from fund shares sold                                      --                    --              --                 --
Other assets                                                           4                    --              --                  1
                                                         -------------------------------------------------------------------------
               TOTAL ASSETS                                      154,682                46,638          19,140                953

LIABILITIES
Due to Hartford Life Insurance Company                                43                    --              12                 --
Payable for fund shares purchased                                     --                   975              --                463
Other liabilities                                                     --                    --               1                 --
                                                         -------------------------------------------------------------------------
               TOTAL LIABILITIES                                      43                   975              13                463
NET ASSETS
For Variable Life Contract Liabilities                           154,639                45,663          19,127                490
                                                         =========================================================================

(a) Effective October 31, 2002, Montgomery Variable Series Growth Fund Sub-Account merged with Alliance Money Market Portfolio Sub-Account.

(b) Effective April 30, 2002, Fortis Series Fund- Asset Allocation Series merged with Hartford Advisors HLS Fund Sub-Account

(c) Formerly Fortis Series Fund- American Leaders Series, respectively. Change effective April 15, 2002.

(d) Formerly Fortis Series Fund- Blue Chip Stock Series, respectively. Change effective April 15, 2002.

(e) Formerly Fortis Series Fund- Blue Chip Stock II Series, respectively. Change effective April 15, 2002.

(f) Effective April 30, 2002, Fortis Series Fund- Diversified Income Series merged with Hartford Bond HLS Fund Sub-Account

(g) Formerly Fortis Series Fund- Capital Opportunities Series, respectively. Change effective April 15, 2002.

(h) Formerly Fortis Series Fund- Global Equity Series, respectively. Change effective April 15, 2002.

(i) Effective April 30, 2002, Fortis Series Fund- Global Growth Series merged with Hartford Global Leaders HLS Fund Sub-Account

(j) Effective April 30, 2002, Fortis Series Fund- Growth & Income Series merged with Hartford Growth and Income HLS Fund Sub-Account

(k) Formerly Fortis Series Fund- Growth Stock Series, respectively. Change effective March 18, 2002.

(l) Effective April 30, 2002, Fortis Series Fund- High Yield Series merged with Hartford High Yield HLS Fund Sub-Account

(m) Effective April 30, 2002, Fortis Series Fund- S&P 500 Index Series merged with Hartford Index HLS Fund Sub-Account

(n) Formerly Fortis Series Fund- International Stock Series, respectively. Change effective April 15, 2002.

(o) Formerly Fortis Series Fund- International Stock II Series, respectively. Change effective April 15, 2002.

(p) Formerly Fortis Series Fund- Investors Growth Stock Series, respectively. Change effective April 15, 2002.

(q) Formerly Fortis Series Fund- Large Cap Growth Series, respectively. Change effective April 15, 2002.

(r) Formerly Fortis Series Fund- Mid Cap Stock Series, respectively. Change effective April 15, 2002.

(s) Effective April 30 2002, Fortis Series Fund- Money Market Series merged with Hartford Money Market HLS Fund Sub-Account

(t) Formerly Fortis Series Fund- Multisector Bond Series, respectively. Change effective April 15, 2002.

(u) Formerly Fortis Series Fund- Small Cap Value Series, respectively. Change effective April 15, 2002.

(v) Formerly Fortis Series Fund- Aggressive Growth Series, respectively. Change effective March 18, 2002.

(w) Formerly Fortis Series Fund- U.S. Gov't Securities Series, respectively. Change effective March 18, 2002.

(x) Formerly Fortis Series Fund- Value Series, respectively. Change effective March 18, 2002.

(y)  Formerly Pilgrim Emerging Markets Fund. Change effective May 01, 2002.

(z)  Formerly Pilgrim Natural Resources Fund. Change effective May 01, 2002.

(aa) Formerly INVESCO Industrial Income Portfolio. Change effective May 01,
     2002.

(bb) Formerly MFS - VIT World Government Series, respectively. Change effective October 31, 2002.

(cc) From inception, April 26, 2002 to December 31, 2002.


                                                                                  UNITS OWNED BY
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD:                              PARTICIPANTS   UNIT PRICE   CONTRACT LIABILITY
                                                                                 ---------------   ----------  -------------------
Alliance International Portfolio                                         0.45%            17,707     8.818909              156,160
Alliance Money Market Porfolio                                           0.45%           153,929    12.953735            1,993,957
Alliance Premier Growth Portfolio                                        0.45%            32,143    14.421067              463,540
American Century VP Balanced Fund                                        0.45%             5,264    13.343030               70,241
American Century VP Capital Appreciation Fund                            0.45%             4,651     8.764090               40,770
Federated American Leaders Fund II                                       0.45%             8,651    14.419885              124,749
Federated High Income Bond Fund II                                       0.45%             7,746    11.945703               92,534
Federated Fund for U.S. Government Securities Fund II                    0.45%            24,906    14.508435              361,357
Federated Utility Fund II                                                0.45%             2,858     9.178114               26,232
Hartford Advisors HLS Fund, Inc.                            IA           1.35%           637,249     2.990023            1,905,391
Hartford American Leaders HLS Fund                          IA           1.35%            22,582     7.818789              176,566
Hartford Blue Chip Stock II HLS Fund                        IA           1.35%            20,806     4.868391              101,291
Hartford Blue Chip Stock HLS Fund                           IA           1.35%           214,584    13.072493            2,805,155
Hartford Bond HLS Fund, Inc.                                IA           1.35%         1,118,412     2.421879            2,708,660
Hartford Capital Opportunities HLS Fund                     IA           1.35%            23,064     4.629555              106,776
Hartford Global Equity HLS Fund                             IA           1.35%            10,110     7.187427               72,665
Hartford Global Leaders HLS Fund                            IA           1.35%            64,083    16.178210            1,036,758
Hartford Growth and Income  HLS Fund                        IA           1.35%           255,773    16.345476            4,180,732
Hartford Growth Opportunities HLS Fund                      IA           1.35%           424,251     3.301923            1,400,847
Hartford High Yield HLS Fund                                IA           1.35%            96,354    10.810925            1,041,677
Hartford Index HLS Fund                                     IA           1.35%           399,818    13.110654            5,241,884
Hartford Index HLS Fund                                     IA           0.45%            21,654    11.961142              259,012
Hartford International Stock II HLS Fund                    IA           1.35%            59,965     9.201424              551,766
Hartford International Stock HLS Fund                       IA           1.35%           104,211    11.687669            1,217,988
Hartford Investors Growth HLS Fund                          IA           1.35%             9,221     4.693288               43,277
Hartford Large Cap Growth HLS Fund                          IA           1.35%           228,040     6.822901            1,555,897
Hartford Mid Cap Stock HLS Fund                             IA           1.35%            78,186     9.165374              716,610
Hartford Multisector Bond HLS Fund                          IA           1.35%            54,203    13.286778              720,187
Hartford Money Market HLS Fund                              IA           1.35%           739,543     1.707196            1,262,546
Hartford SmallCap Growth HLS Fund                           IA           1.35%            83,802    15.138100            1,268,611
Hartford Small Cap Value HLS Fund                           IA           1.35%           109,303    13.345282            1,458,680
Hartford U.S. Government Securities HLS Fund                IA           1.35%           149,888    22.779788            3,414,431
Hartford Value Opportuniites HLS Fund                       IA           1.35%           120,802    13.210798            1,595,896
ING VP Emerging Markets Fund                                             0.45%               877     6.418426                5,633
ING VP Natural Resources Trust                                           0.45%             1,866    11.230070               20,964
INVESTCO Equity Fund                                                     0.45%             8,871    12.116737              107,496
INVESCO Health Science Fund                                              0.45%            12,373    13.898552              171,969
INVESCO Technology Fund                                                  0.45%            31,218     8.031808              250,744
MFS Emerging Growth Series                                               0.45%             6,174    11.314430               69,857
MFS Strategic Income Series                                              0.45%             2,369    12.553012               29,739
MFS High Income Series                                                   0.45%            12,066    12.531160              151,202
Montgomery Variable Series: Emerging Markets Fund                        0.45%             4,487     6.362592               28,550
Neuberger Berman AMT Limited Maturity Bond Portfolio                     0.45%            12,712    13.308572              169,180
Neuberger Berman AMT Partners Portfolio                                  0.45%             4,223    10.135482               42,805
SAFECO Equity Portfolio                                                  0.45%            21,449     9.711024              208,292
SAFECO Growth Opportunities Portfolio                                    0.45%            14,034    11.018552              154,639
The Strong Mid Cap Growth Fund II                                        0.45%             6,753     6.761785               45,663
Van Eck Worldwide Hard Assets Fund                                       0.45%                63     7.754362                  489
Van Eck Worldwide Bond Fund Fund                                         0.45%             1,525    12.540005               19,127

SEPARATE ACCOUNT A

FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                ALLIANCE
                                                              INTERNATIONAL   ALLIANCE MONEY   ALLIANCE PREMIER    AMERICAN CENTURY
                                                                PORTFOLIO     MARKET PORFOLIO   GROWTH PORTFOLIO   VP BALANCED FUND
                                                               SUB-ACCOUNT    SUB-ACCOUNT (a)      SUB-ACCOUNT        SUB-ACCOUNT
                                                               -----------    ---------------      -----------        -----------
INVESTMENT INCOME:
    Dividends                                                 $      79        $     28,504        $          -       $      1,479
 EXPENSES:
     Mortality and expense undertakings                            (738)            (11,391)             (2,758)              (254)
                                                              ---------------------------------------------------------------------
         Net investment income (loss)                              (659)             17,113              (2,758)             1,225
 CAPITAL GAINS INCOME                                                 -                   -                   -                  -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions           (7,926)                  -             (21,401)            (2,062)
     Net unrealized appreciation (depreciation) of investments
       during the period                                        (20,278)                  -            (210,809)            (4,913)
                                                              ---------------------------------------------------------------------
           Net gain (loss) on investments                       (28,204)                  -            (232,210)            (6,975)
                                                              ---------------------------------------------------------------------
           Net increase (decrease) in net assets resulting
             from operations                                  $ (28,863)       $     17,113        $   (234,968)      $     (5,750)
                                                              =====================================================================


                                                                                                   FEDERATED FUND
                                                           AMERICAN CENTURY       FEDERATED            FOR U.S.      FEDERATED HIGH
                                                               VP CAPITAL      AMERICAN LEADERS       GOVERNMENT       INCOME BOND
                                                           APPRECIATION FUND        FUND II       SECURITIES FUND II     FUND II
                                                              SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                              -----------        -----------         -----------       -----------
INVESTMENT INCOME:
    Dividends                                                $       -           $    1,403          $   19,024        $   10,097
 EXPENSES:
     Mortality and expense undertakings                           (244)                (605)             (1,716)             (392)
                                                             ---------------------------------------------------------------------
         Net investment income (loss)                             (244)                 798              17,308             9,705
 CAPITAL GAINS INCOME                                                -                    -                   -                 -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions          (4,645)              (3,557)             (2,825)           (4,552)
     Net unrealized appreciation (depreciation) of investments
       during the period                                        (8,301)             (31,260)             14,171            (2,953)
                                                             ---------------------------------------------------------------------
           Net gain (loss) on investments                      (12,946)             (34,817)             11,346            (7,505)
                                                             ---------------------------------------------------------------------
           Net increase (decrease) in net assets resulting
             from operations                                 $ (13,190)          $  (34,019)         $   28,654        $    2,200
                                                             =====================================================================


                                                        FEDERATED UTILITY  HARTFORD ADVISORS HARTFORD AMERICAN   HARTFORD BLUE CHIP
                                                             FUND II        HLS FUND, INC.   LEADERS HLS FUND     STOCK HLS FUND
                                                           SUB-ACCOUNT      SUB-ACCOUNT (b)   SUB-ACCOUNT (c)     SUB-ACCOUNT (d)
                                                           -----------      ---------------   ---------------     ----------------
INVESTMENT INCOME:
    Dividends                                              $   1,548        $     161,144     $        3,885      $              -
 EXPENSES:
     Mortality and expense undertakings                         (129)             (30,297)            (3,212)              (54,157)
                                                           ------------------------------------------------------------------------
         Net investment income (loss)                          1,419              130,847                673               (54,157)
 CAPITAL GAINS INCOME                                              -                    -                  -                     -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions          (311)             (87,251)           (19,425)             (258,951)
     Net unrealized appreciation (depreciation) of investments
       during the period                                      (9,473)            (481,544)           (47,898)             (994,778)
                                                           ------------------------------------------------------------------------
           Net gain (loss) on investments                     (9,784)            (568,795)           (67,323)           (1,253,729)
                                                           ------------------------------------------------------------------------
           Net increase (decrease) in net assets resulting
             from operations                               $  (8,365)       $    (437,948)    $      (66,650)     $     (1,307,886)
                                                           ========================================================================


                                                               HARTFORD BLUE CHIP    HARTFORD BOND HLS
                                                                STOCK II HLS FUND        FUND, INC.
                                                                 SUB-ACCOUNT (e)      SUB-ACCOUNT (f)
                                                                 ---------------      ---------------
INVESTMENT INCOME:
    Dividends                                                    $         -           $    229,229
 EXPENSES:
     Mortality and expense undertakings                               (2,751)               (22,115)
                                                                 -----------------------------------
         Net investment income (loss)                                 (2,751)               207,114
 CAPITAL GAINS INCOME                                                      -                 20,763

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions               (33,649)                (6,587)
     Net unrealized appreciation (depreciation) of investments
       during the period                                             (39,509)               (78,363)
                                                                 -----------------------------------
           Net gain (loss) on investments                            (73,158)               (84,950)
                                                                 -----------------------------------
           Net increase (decrease) in net assets resulting
             from operations                                     $   (75,909)          $    142,927
                                                                 ===================================


                                                            HARTFORD CAPITAL      HARTFORD                            HARTFORD
                                                           OPPORTUNITIES HLS  GLOBAL EQUITY     HARTFORD GLOBAL     GROWTH AND
                                                                  FUND            HLS FUND      LEADERS HLS FUND  INCOME HLS FUND
                                                            SUB-ACCOUNT (g)   SUB-ACCOUNT (h)   SUB-ACCOUNT (i)   SUB-ACCOUNT (j)
                                                            ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
    Dividends                                                 $        -      $       279       $   19,718        $      96,474
 EXPENSES:
     Mortality and expense undertakings                           (2,838)          (1,171)         (18,076)             (75,310)
                                                              ------------------------------------------------------------------
         Net investment income (loss)                             (2,838)            (892)           1,642               21,164
 CAPITAL GAINS INCOME                                                  -                -          299,654              742,917

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions           (32,573)          (5,192)        (105,474)           (413,621)
     Net unrealized appreciation (depreciation) of investments
       during the period                                         (55,397)          (9,771)        (523,788)          (2,209,331)
                                                              ------------------------------------------------------------------
           Net gain (loss) on investments                        (87,970)         (14,963)        (629,262)          (2,622,952)
                                                              ------------------------------------------------------------------
           Net increase (decrease) in net assets resulting
             from operations                                  $  (90,808)     $   (15,855)      $ (327,966)       $  (1,858,871)
                                                              ==================================================================


                                                            HARTFORD GROWTH          HARTFORD         HARTFORD         HARTFORD
                                                            OPPORTUNITIES HLS       HIGH YIELD       INDEX HLS      INTERNATIONAL
                                                                  FUND               HLS FUND           FUND        STOCK HLS FUND
                                                            SUB-ACCOUNT (k)      SUB-ACCOUNT (l)  SUB-ACCOUNT (m)   SUB-ACCOUNT (n)
                                                            ---------------      ---------------  ---------------   ---------------
INVESTMENT INCOME:
    Dividends                                                 $         -        $      274,936    $      194,335    $      17,062
 EXPENSES:
     Mortality and expense undertakings                           (25,173)              (15,747)          (96,738)         (22,256)
                                                              ---------------------------------------------------------------------
         Net investment income (loss)                             (25,173)              259,189            97,597           (5,194)
 CAPITAL GAINS INCOME                                                   -                     -           560,102                -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions           (203,987)              (30,782)         (440,836)        (159,452)
     Net unrealized appreciation (depreciation) of investments
       during the period                                         (469,571)             (343,427)       (2,363,892)         (39,258)
                                                              ---------------------------------------------------------------------
           Net gain (loss) on investments                        (673,558)             (374,209)       (2,804,728)        (198,710)
                                                              ---------------------------------------------------------------------
           Net increase (decrease) in net assets resulting
             from operations                                  $  (698,731)       $     (115,020)    $  (2,147,029)   $    (203,904)
                                                              =====================================================================


                                                               HARTFORD          HARTFORD           HARTFORD        HARTFORD
                                                             INTERNATIONAL      INVESTORS          LARGE CAP         MID CAP
                                                           STOCK II HLS FUND   GROWTH HLS FUND   GROWTH HLS FUND   STOCK HLS FUND
                                                             SUB-ACCOUNT (o)   SUB-ACCOUNT (p)    SUB-ACCOUNT (q)  SUB-ACCOUNT (r)
                                                             ---------------   ---------------    ---------------  ---------------
INVESTMENT INCOME:
    Dividends                                                 $     3,464       $          -      $           -    $          -
 EXPENSES:
     Mortality and expense undertakings                           (10,151)              (847)           (26,991)        (11,598)
                                                              -------------------------------------------------------------------
         Net investment income (loss)                              (6,687)              (847)           (26,991)        (11,598)
 CAPITAL GAINS INCOME                                                   -                  -                  -               -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions            (88,195)            (9,957)          (147,287)        (45,854)
     Net unrealized appreciation (depreciation) of investments
       during the period                                          (67,673)           (13,223)          (675,352)        (99,396)
                                                              -------------------------------------------------------------------
           Net gain (loss) on investments                        (155,868)           (23,180)          (822,639)       (145,250)
                                                              -------------------------------------------------------------------
           Net increase (decrease) in net assets resulting
             from operations                                  $  (162,555)      $    (24,027)     $    (849,630)   $   (156,848)
                                                              ===================================================================

                                                                                HARTFORD           HARTFORD           HARTFORD
                                                           HARTFORD MONEY     MULTISECTOR         SMALL CAP           SMALLCAP
                                                           MARKET HLS FUND    BOND HLS FUND     VALUE HLS FUND     GROWTH HLS FUND
                                                           SUB-ACCOUNT (s)   SUB-ACCOUNT (t)    SUB-ACCOUNT (u)    SUB-ACCOUNT (v)
                                                           ---------------   ---------------    ---------------    ---------------
INVESTMENT INCOME:
    Dividends                                                 $   83,618      $      50,040     $     20,479       $         -
 EXPENSES:
     Mortality and expense undertakings                          (23,147)           (10,404)         (32,558)          (27,088)
                                                              -------------------------------------------------------------------
         Net investment income (loss)                             60,471             39,636          (12,079)          (27,088)
 CAPITAL GAINS INCOME                                                  -                  -          273,519                 -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions            (2,174)               207         (197,676)         (251,410)
     Net unrealized appreciation (depreciation) of investments
       during the period                                         (47,497)           (22,327)        (514,919)         (492,805)
                                                              -------------------------------------------------------------------
           Net gain (loss) on investments                        (49,671)           (22,120)        (712,595)         (744,215)
                                                              -------------------------------------------------------------------
           Net increase (decrease) in net assets resulting
             from operations                                  $   10,800      $      17,516     $   (451,155)      $  (771,303)
                                                              ===================================================================


                                                              HARTFORD U.S.       HARTFORD VALUE
                                                          GOVERNMENT SECURITIES  OPPORTUNIITES HLS ING VP EMERGING  ING VP NATURAL
                                                                 HLS FUND               FUND         MARKETS FUND   RESOURCES TRUST
                                                             SUB-ACCOUNT (w)      SUB-ACCOUNT (x)  SUB-ACCOUNT (y)  SUB-ACCOUNT (z)
                                                             ---------------      ---------------  ---------------  ---------------
INVESTMENT INCOME:
    Dividends                                                 $ 107,505           $   17,439       $           -    $          176
 EXPENSES:
     Mortality and expense undertakings                         (31,435)             (28,987)                (70)             (315)
                                                              ---------------------------------------------------------------------
         Net investment income (loss)                            76,070              (11,548)                (70)             (139)
 CAPITAL GAINS INCOME                                                 -               52,464                   -                 -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions          (11,461)            (120,636)             (1,889)          (14,024)
     Net unrealized appreciation (depreciation) of investments
       during the period                                        125,647             (648,655)                679             9,705
                                                              ---------------------------------------------------------------------
           Net gain (loss) on investments                       114,186             (769,291)             (1,210)           (4,319)
                                                              ---------------------------------------------------------------------
           Net increase (decrease) in net assets resulting
             from operations                                  $ 190,256           $ (728,375)      $      (1,280)   $       (4,458)
                                                              =====================================================================



                                                              INVESCO HEALTH    INVESCO                            MFS EMERGING
                                                               SCIENCE FUND  TECHNOLOGY FUND INVESTCO EQUITY FUND  GROWTH SERIES
                                                               SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT (aa)     SUB-ACCOUNT
                                                               -----------    -----------      ----------------     -----------
INVESTMENT INCOME:
    Dividends                                                 $     838        $        -      $         3,100      $       -
 EXPENSES:
     Mortality and expense undertakings                            (943)           (1,987)                (485)          (595)
                                                              -------------------------------------------------------------------
         Net investment income (loss)                              (105)           (1,987)               2,615           (595)
 CAPITAL GAINS INCOME                                                 -                 -                    -              -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions           (2,001)         (134,918)              (9,103)       (27,168)
     Net unrealized appreciation (depreciation) of investments
       during the period                                        (57,210)         (168,209)             (16,569)       (32,121)
                                                              -------------------------------------------------------------------
           Net gain (loss) on investments                       (59,211)         (303,127)             (25,672)       (59,289)
                                                              -------------------------------------------------------------------
           Net increase (decrease) in net assets resulting
             from operations                                  $ (59,316)       $ (305,114)     $       (23,057)     $ (59,884)
                                                              ===================================================================




                                                                                                  MONTGOMERY        NEUBERGER
                                                                  MFS                MFS        VARIABLE SERIES:    BERMAN AMT
                                                              HIGH INCOME     STRATEGIC INCOME      EMERGING     LIMITED MATURITY
                                                                 SERIES            SERIES         MARKETS FUND    BOND PORTFOLIO
                                                              SUB-ACCOUNT     SUB-ACCOUNT (bb)    SUB-ACCOUNT      SUB-ACCOUNT
                                                              -----------     ----------------    -----------      -----------
INVESTMENT INCOME:
    Dividends                                                 $  10,203       $      1,817        $       46       $      9,195
 EXPENSES:
     Mortality and expense undertakings                            (674)              (196)             (257)              (578)
                                                              -------------------------------------------------------------------
         Net investment income (loss)                             9,529              1,621              (211)             8,617
 CAPITAL GAINS INCOME                                                 -                  -                 -                  -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions           (1,150)               563             6,733             (3,823)
     Net unrealized appreciation (depreciation) of investments
       during the period                                         (5,321)               859            (7,904)               286
                                                              -------------------------------------------------------------------
           Net gain (loss) on investments                        (6,471)             1,422            (1,171)            (3,537)
                                                              -------------------------------------------------------------------
           Net increase (decrease) in net assets resulting
             from operations                                  $   3,058       $      3,043        $   (1,382)      $      5,080
                                                              ===================================================================


                                                               NEUBERGER
                                                               BERMAN AMT                      SAFECO GROWTH
                                                                PARTNERS      SAFECO EQUITY    OPPORTUNITIES       THE STRONG
                                                               PORTFOLIO         PORTFOLIO       PORTFOLIO      DISCOVERY FUND II
                                                              SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                              -----------      -----------      -----------        -----------
INVESTMENT INCOME:
    Dividends                                                 $      423       $     2,629      $         -        $        -
 EXPENSES:
     Mortality and expense undertakings                             (261)           (1,150)          (1,471)             (265)
                                                             ---------------------------------------------------------------------
         Net investment income (loss)                                162             1,479           (1,471)             (265)
 CAPITAL GAINS INCOME                                                  -                 -              852                 -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions            (2,362)          (17,581)         (44,189)          (12,952)
     Net unrealized appreciation (depreciation) of investment
       during the period                                         (11,160)          (55,852)        (113,344)            4,421
                                                             ---------------------------------------------------------------------
           Net gain (loss) on investments                        (13,522)          (73,433)        (157,533)           (8,531)
                                                             ---------------------------------------------------------------------
           Net increase (decrease) in net assets resulting
             from operations                                  $  (13,360)      $   (71,954)     $  (158,152)       $   (8,796)
                                                             =====================================================================


                                                              THE STRONG
                                                             INTERNATIONAL    THE STRONG MID CAP
                                                             STOCK FUND II      GROWTH FUND II
                                                              SUB-ACCOUNT      SUB-ACCOUNT (cc)
                                                              -----------      ----------------
INVESTMENT INCOME:
    Dividends                                                $     1,999       $               -
 EXPENSES:
     Mortality and expense undertakings                             (237)                    (11)
                                                             ------------------------------------
         Net investment income (loss)                              1,762                     (11)
 CAPITAL GAINS INCOME                                                  -                       -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions           (17,276)                      2
     Net unrealized appreciation (depreciation) of investment
       during the period                                          (1,180)                 (2,376)
                                                             ------------------------------------
           Net gain (loss) on investments                        (18,456)                 (2,374)
                                                             ------------------------------------
           Net increase (decrease) in net assets resulting
             from operations                                 $   (16,694)      $          (2,385)
                                                             ====================================


                                                                 VAN ECK            VAN ECK
                                                              WORLDWIDE BOND     WORLDWIDE HARD
                                                                FUND FUND         ASSETS FUND
                                                               SUB-ACCOUNT        SUB-ACCOUNT
                                                               -----------        -----------
INVESTMENT INCOME:
    Dividends                                                  $           -      $         181
 EXPENSES:
     Mortality and expense undertakings                                  (33)               (78)
                                                               ---------------------------------
         Net investment income (loss)                                    (33)               103
 CAPITAL GAINS INCOME                                                      -                  -

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions                   124             (5,356)
     Net unrealized appreciation (depreciation) of investments
       during the period                                               1,710              3,140
                                                               ---------------------------------
           Net gain (loss) on investments                              1,834             (2,216)
                                                               ---------------------------------
           Net increase (decrease) in net assets resulting
             from operations                                   $       1,801      $      (2,113)
                                                               =================================

(a) Effective October 31, 2002, Montgomery Variable Series Growth Fund Sub-Account merged with Alliance Money Market Portfolio Sub-Account.

(b) Effective April 30, 2002, Fortis Series Fund- Asset Allocation Series merged with Hartford Advisors HLS Fund Sub-Account

(c) Formerly Fortis Series Fund- American Leaders Series, respectively. Change effective April 15, 2002.

(d) Formerly Fortis Series Fund- Blue Chip Stock Series, respectively. Change effective April 15, 2002.

(e) Formerly Fortis Series Fund- Blue Chip Stock II Series, respectively. Change effective April 15, 2002.

(f) Effective April 30, 2002, Fortis Series Fund- Diversified Income Series merged with Hartford Bond HLS Fund Sub-Account

(g) Formerly Fortis Series Fund- Capital Opportunities Series, respectively. Change effective April 15, 2002.

(h) Formerly Fortis Series Fund- Global Equity Series, respectively. Change effective April 15, 2002.

(i) Effective April 30, 2002, Fortis Series Fund- Global Growth Series merged with Hartford Global Leaders HLS Fund Sub-Account

(j) Effective April 30, 2002, Fortis Series Fund- Growth & Income Series merged with Hartford Growth and Income HLS Fund Sub-Account

(k) Formerly Fortis Series Fund- Growth Stock Series, respectively. Change effective March 18, 2002.

(l) Effective April 30, 2002, Fortis Series Fund- High Yield Series merged with Hartford High Yield HLS Fund Sub-Account

(m) Effective April 30, 2002, Fortis Series Fund- S&P 500 Index Series merged with Hartford Index HLS Fund Sub-Account

(n) Formerly Fortis Series Fund- International Stock Series, respectively. Change effective April 15, 2002.

(o) Formerly Fortis Series Fund- International Stock II Series, respectively. Change effective April 15, 2002.

(p) Formerly Fortis Series Fund- Investors Growth Stock Series, respectively. Change effective April 15, 2002.

(q) Formerly Fortis Series Fund- Large Cap Growth Series, respectively. Change effective April 15, 2002.

(r) Formerly Fortis Series Fund- Mid Cap Stock Series, respectively. Change effective April 15, 2002.

(s) Effective April 30 2002, Fortis Series Fund- Money Market Series merged with Hartford Money Market HLS Fund Sub-Account

(t) Formerly Fortis Series Fund- Multisector Bond Series, respectively. Change effective April 15, 2002.

(u) Formerly Fortis Series Fund- Small Cap Value Series, respectively. Change effective April 15, 2002.

(v) Formerly Fortis Series Fund- Aggressive Growth Series, respectively. Change effective March 18, 2002.

(w) Formerly Fortis Series Fund- U.S. Gov't Securities Series, respectively. Change effective March 18, 2002.

(x) Formerly Fortis Series Fund- Value Series, respectively. Change effective March 18, 2002.

(y)  Formerly Pilgrim Emerging Markets Fund. Change effective May 01, 2002.

(z)  Formerly Pilgrim Natural Resources Fund. Change effective May 01, 2002.

(aa) Formerly INVESCO Industrial Income Portfolio. Change effective May 01,
     2002.

(bb) Formerly MFS - VIT World Government Series, respectively. Change effective October 31, 2002.

(cc) From inception, April 26, 2002 to December 31, 2002.

SEPARATE ACCOUNT A

FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               ALLIANCE
                                                             INTERNATIONAL    ALLIANCE MONEY   ALLIANCE PREMIER  AMERICAN CENTURY
                                                               PORTFOLIO      MARKET PORFOLIO  GROWTH PORTFOLIO  VP BALANCED FUND
                                                              SUB-ACCOUNT     SUB-ACCOUNT (a)    SUB-ACCOUNT       SUB-ACCOUNT
                                                              -----------     ---------------    -----------       -----------
OPERATIONS:
 Net investment income (loss)                                 $        (659)   $      17,113    $      (2,758)   $       1,225
  Capital gains income                                                    -                -                -                -
  Net realized gain (loss) gain on security transactions             (7,926)               -          (21,401)          (2,062)
  Net unrealized appreciation (depreciation) of investments
    during the period                                               (20,278)               -         (210,809)          (4,913)
                                                              -------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
    operations                                                      (28,863)          17,113         (234,968)          (5,750)
                                                              -------------------------------------------------------------------

UNIT TRANSACTIONS:
 Purchases                                                            2,315          118,148              240                -
 Net transfers                                                       13,435          304,343           (8,839)          27,990
 Surrenders for benefit payments and fees                           (19,224)      (1,651,126)        (100,123)         (20,422)
                                                              -------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
   unit transactions                                                 (3,474)      (1,228,635)        (108,722)           7,568
                                                              -------------------------------------------------------------------
 Net increase (decrease) in net assets                              (32,337)      (1,211,522)        (343,690)           1,818

NET ASSETS:
 Beginning of period                                                188,497        3,205,479          807,231           68,424
                                                              -------------------------------------------------------------------
 End of period                                                $     156,160    $   1,993,957    $     463,541    $      70,242
                                                              ===================================================================


                                                            AMERICAN CENTURY      FEDERATED     FEDERATED FUND FOR FEDERATED HIGH
                                                                VP CAPITAL     AMERICAN LEADERS   U.S. GOVERNMENT    INCOME BOND
                                                            APPRECIATION FUND      FUND II     SECURITIES FUND II     FUND II
                                                               SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                               -----------      -----------       -----------        -----------
OPERATIONS:
 Net investment income (loss)                                 $        (244)   $         798    $      17,308    $       9,705
  Capital gains income                                                    -                -                -                -
  Net realized gain (loss) gain on security transactions             (4,645)          (3,557)          (2,825)          (4,552)
  Net unrealized appreciation (depreciation) of investments
    during the period                                                (8,301)         (31,260)          14,171           (2,953)
                                                              -------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
    operations                                                      (13,190)         (34,019)          28,654            2,200
                                                              -------------------------------------------------------------------

UNIT TRANSACTIONS:
 Purchases                                                              678                -           23,527            2,007
 Net transfers                                                      (11,285)           3,131         (133,850)          35,507
 Surrenders for benefit payments and fees                            (7,495)          (2,417)         (30,467)         (27,255)
                                                              -------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
   unit transactions                                                (18,102)             714         (140,790)          10,259
                                                              -------------------------------------------------------------------
 Net increase (decrease) in net assets                              (31,292)         (33,305)        (112,136)          12,459

NET ASSETS:
 Beginning of period                                                 72,062          158,055          473,494           80,075
                                                              -------------------------------------------------------------------
 End of period                                                $      40,770    $     124,750    $     361,358    $      92,534
                                                              ===================================================================


                                                            FEDERATED UTILITY HARTFORD ADVISORS HARTFORD AMERICAN HARTFORD BLUE CHIP
                                                                 FUND II        HLS FUND, INC.   LEADERS HLS FUND   STOCK HLS FUND
                                                               SUB-ACCOUNT     SUB-ACCOUNT (b)   SUB-ACCOUNT (c)   SUB-ACCOUNT (d)
                                                               -----------     ---------------   ---------------   ----------------
OPERATIONS:
 Net investment income (loss)                                 $       1,419    $     130,847    $         673    $     (54,157)
  Capital gains income                                                    -                -                -                -
  Net realized gain (loss) gain on security transactions               (311)         (87,251)         (19,425)        (258,951)
  Net unrealized appreciation (depreciation) of investments
    during the period                                                (9,473)        (481,544)         (47,898)        (994,778)
                                                              -------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
    operations                                                       (8,365)        (437,948)         (66,650)      (1,307,886)
                                                              -------------------------------------------------------------------

UNIT TRANSACTIONS:
 Purchases                                                                -            1,146              369           39,815
 Net transfers                                                         (369)        (186,892)         (48,401)        (715,736)
 Surrenders for benefit payments and fees                                58         (327,316)          (6,081)        (542,915)
                                                              -------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
   unit transactions                                                   (311)        (513,062)         (54,113)      (1,218,836)
                                                              -------------------------------------------------------------------
 Net increase (decrease) in net assets                               (8,676)        (951,010)        (120,763)      (2,526,722)

NET ASSETS:
 Beginning of period                                                 34,909        2,856,401          297,329        5,331,878
                                                              -------------------------------------------------------------------
 End of period                                                $      26,233    $   1,905,391    $     176,566    $   2,805,156
                                                              ===================================================================


                                                                                                    HARTFORD CAPITAL
                                                            HARTFORD BLUE CHIP  HARTFORD BOND HLS  OPPORTUNITIES HLS
                                                             STOCK II HLS FUND      FUND, INC.           FUND
                                                              SUB-ACCOUNT (e)    SUB-ACCOUNT (f)     SUB-ACCOUNT (g)
                                                              ---------------    ---------------     ---------------
OPERATIONS:
 Net investment income (loss)                                 $      (2,751)   $     207,114      $    (2,838)
  Capital gains income                                                    -           20,763                -
  Net realized gain (loss) gain on security transactions            (33,649)          (6,587)         (32,573)
  Net unrealized appreciation (depreciation) of investments
    during the period                                               (39,509)         (78,363)         (55,397)
                                                              ---------------------------------------------------
  Net increase (decrease) in net assets resulting from
    operations                                                      (75,909)         142,927          (90,808)
                                                              ---------------------------------------------------

UNIT TRANSACTIONS:
 Purchases                                                            1,361              170              553
 Net transfers                                                       (4,254)       1,124,773          (92,583)
 Surrenders for benefit payments and fees                           (25,525)        (248,949)          (9,502)
                                                              ---------------------------------------------------
 Net increase (decrease) in net assets resulting from
   unit transactions                                                (28,418)         875,994         (101,532)
                                                              ---------------------------------------------------
 Net increase (decrease) in net assets                             (104,327)       1,018,921         (192,340)

NET ASSETS:
 Beginning of period                                                205,619        1,689,739          299,116
                                                              ---------------------------------------------------
 End of period                                                $     101,292    $   2,708,660      $   106,776
                                                              ===================================================


                                                                                               HARTFORD GROWTH   HARTFORD GROWTH
                                                            HARTFORD GLOBAL  HARTFORD GLOBAL   AND INCOME HLS   OPPORTUNITIES HLS
                                                            EQUITY HLS FUND  LEADERS HLS FUND        FUND              FUND
                                                            SUB-ACCOUNT (h)  SUB-ACCOUNT (i)   SUB-ACCOUNT (j)   SUB-ACCOUNT (k)
                                                            ---------------  ---------------   ---------------   ---------------
OPERATIONS:
 Net investment income (loss)                                 $       (892)   $      1,642    $     21,164       $   (25,173)
  Capital gains income                                                   -         299,654         742,917                 -
  Net realized gain (loss) gain on security transactions            (5,192)       (105,474)       (413,621)         (203,987)
  Net unrealized appreciation (depreciation) of investments
    during the period                                               (9,771)       (523,788)     (2,209,331)         (469,571)
                                                              -----------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
    operations                                                     (15,855)       (327,966)     (1,858,871)         (698,731)
                                                              -----------------------------------------------------------------

UNIT TRANSACTIONS:
 Purchases                                                             (75)         11,818          55,993            23,148
 Net transfers                                                      (6,256)       (129,612)       (531,113)         (225,000)
 Surrenders for benefit payments and fees                           (4,306)       (275,794)     (1,040,971)         (291,128)
                                                              -----------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
    unit transactions                                              (10,637)       (393,588)     (1,516,091)         (492,980)
                                                              -----------------------------------------------------------------
 Net increase (decrease) in net assets                             (26,492)       (721,554)     (3,374,962)       (1,191,711)

NET ASSETS:
 Beginning of period                                                99,157       1,758,313       7,555,695         2,592,558
                                                              -----------------------------------------------------------------
 End of period                                                $     72,665    $  1,036,759    $  4,180,733       $ 1,400,847
                                                              =================================================================


                                                                                                       HARTFORD        HARTFORD
                                                                                                    INTERNATIONAL    INTERNATIONAL
                                                            HARTFORD HIGH YIELD  HARTFORD INDEX HLS     STOCK          STOCK II
                                                                  HLS FUND            FUND            HLS FUND         HLS FUND
                                                              SUB-ACCOUNT (l)   SUB-ACCOUNT (m)     SUB-ACCOUNT (n) SUB-ACCOUNT (o)
                                                              ---------------   ---------------     --------------- ---------------
OPERATIONS:
 Net investment income (loss)                                 $    259,189    $     97,597          $     (5,194)   $     (6,687)
  Capital gains income                                                   -         560,102                     -               -
  Net realized gain (loss) gain on security transactions           (30,782)       (440,836)             (159,452)        (88,195)
  Net unrealized appreciation (depreciation) of investments
    during the period                                             (343,427)     (2,363,892)              (39,258)        (67,673)
                                                              ---------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
    operations                                                    (115,020)     (2,147,029)             (203,904)       (162,555)
                                                              ---------------------------------------------------------------------

UNIT TRANSACTIONS:
 Purchases                                                          10,186         126,849                 1,738           2,425
 Net transfers                                                     (31,551)     (1,159,878)             (315,693)        (92,279)
 Surrenders for benefit payments and fees                         (207,453)     (1,302,753)             (353,721)       (173,078)
                                                              ---------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
    unit transactions                                             (228,818)     (2,335,782)             (667,676)       (262,932)
                                                              ---------------------------------------------------------------------
 Net increase (decrease) in net assets                            (343,838)     (4,482,811)             (871,580)       (425,487)

NET ASSETS:
 Beginning of period                                             1,385,515       9,983,708             2,089,569         977,254
                                                              ---------------------------------------------------------------------
 End of period                                                $  1,041,677    $  5,500,897          $  1,217,989    $    551,767
                                                              =====================================================================



                                                          HARTFORD INVESTORS   HARTFORD LARGE CAP  HARTFORD MID CAP  HARTFORD MONEY
                                                            GROWTH HLS FUND     GROWTH HLS FUND    STOCK HLS FUND   MARKET HLS FUND
                                                            SUB-ACCOUNT (p)     SUB-ACCOUNT (q)    SUB-ACCOUNT (r)  SUB-ACCOUNT (s)
                                                            ---------------     ---------------    ---------------  ---------------
OPERATIONS:
 Net investment income (loss)                                 $       (847)    $    (26,991)       $    (11,598)    $     60,471
  Capital gains income                                                   -                -                   -                -
  Net realized gain (loss) gain on security transactions            (9,957)        (147,287)            (45,854)          (2,174)
  Net unrealized appreciation (depreciation) of investments
    during the period                                              (13,223)        (675,352)            (99,396)         (47,497)
                                                              ---------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
    operations                                                     (24,027)        (849,630)           (156,848)          10,800
                                                              ---------------------------------------------------------------------

UNIT TRANSACTIONS:
 Purchases                                                             996            7,507                 924              720
 Net transfers                                                       9,590         (251,448)             43,043          155,984
 Surrenders for benefit payments and fees                          (24,619)        (187,762)            (97,335)        (767,375)
                                                              ---------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
    unit transactions                                              (14,033)        (431,703)            (53,368)        (610,671)
                                                              ---------------------------------------------------------------------
 Net increase (decrease) in net assets                             (38,060)      (1,281,333)           (210,216)        (599,871)

NET ASSETS:
 Beginning of period                                                81,337        2,837,230             926,826        1,862,417
                                                              ---------------------------------------------------------------------
 End of period                                                $     43,277     $  1,555,897        $    716,610     $  1,262,546
                                                              =====================================================================


                                                                                                                     HARTFORD U.S.
                                                               HARTFORD          HARTFORD            HARTFORD         GOVERNMENT
                                                              MULTISECTOR       SMALL CAP             SMALLCAP      SECURITIES HLS
                                                             BOND HLS FUND     VALUE HLS FUND      GROWTH HLS FUND      FUND
                                                            SUB-ACCOUNT (t)   SUB-ACCOUNT (u)     SUB-ACCOUNT (v)   SUB-ACCOUNT (w)
                                                            ---------------   ---------------     ---------------   ---------------
OPERATIONS:
 Net investment income (loss)                                 $     39,636    $    (12,079)       $    (27,088)    $     76,070
  Capital gains income                                                   -         273,519                   -                -
  Net realized gain (loss) gain on security transactions               207        (197,676)           (251,410)         (11,461)
  Net unrealized appreciation (depreciation) of investments
    during the period                                              (22,327)       (514,919)           (492,805)         125,647
                                                              --------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
    operations                                                      17,516        (451,155)           (771,303)         190,256
                                                              --------------------------------------------------------------------

UNIT TRANSACTIONS:
 Purchases                                                             401           4,521               5,488            1,619
 Net transfers                                                     (78,837)       (658,496)           (368,618)       1,336,948
 Surrenders for benefit payments and fees                          (77,089)       (252,401)           (462,481)        (370,486)
                                                              --------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
    unit transactions                                             (155,525)       (906,376)           (825,611)         968,081
                                                              --------------------------------------------------------------------
 Net increase (decrease) in net assets                            (138,009)     (1,357,531)         (1,596,914)       1,158,337

NET ASSETS:
 Beginning of period                                               858,197       2,816,211           2,865,525        2,256,095
                                                              --------------------------------------------------------------------
 End of period                                                $    720,188    $  1,458,680        $  1,268,611     $  3,414,432
                                                              ====================================================================


                                                               HARTFORD VALUE
                                                              OPPORTUNIITES HLS    ING VP EMERGING      ING VP NATURAL
                                                                     FUND            MARKETS FUND       RESOURCES TRUST
                                                               SUB-ACCOUNT (x)     SUB-ACCOUNT (y)     SUB-ACCOUNT (z)
                                                               ---------------     ---------------     ---------------
OPERATIONS:
 Net investment income (loss)                                 $    (11,548)       $       (70)        $      (139)
  Capital gains income                                              52,464                  -                   -
  Net realized gain (loss) gain on security transactions          (120,636)            (1,889)            (14,024)
  Net unrealized appreciation (depreciation) of investments
    during the period                                             (648,655)               679               9,705
                                                              --------------------------------------------------------
  Net increase (decrease) in net assets resulting from
    operations                                                    (728,375)            (1,280)             (4,458)
                                                              --------------------------------------------------------

UNIT TRANSACTIONS:
 Purchases                                                          31,261                646                   -
 Net transfers                                                    (185,010)              (171)            (66,332)
 Surrenders for benefit payments and fees                         (388,854)           (21,882)            (12,140)
                                                              --------------------------------------------------------
 Net increase (decrease) in net assets resulting from
    unit transactions                                             (542,603)           (21,407)            (78,472)
                                                              --------------------------------------------------------
 Net increase (decrease) in net assets                          (1,270,978)           (22,687)            (82,930)

NET ASSETS:
 Beginning of period                                             2,866,874             28,320             103,895
                                                              --------------------------------------------------------
 End of period                                                $  1,595,896       $      5,633         $    20,965
                                                              ========================================================


                                                              INVESCO HEALTH       INVESCO       INVESCO EQUITY       MFS EMERGING
                                                                SCIENCE FUND   TECHNOLOGY FUND        FUND            GROWTH SERIES
                                                                SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT (aa)     SUB-ACCOUNT
                                                                -----------     -----------       ----------------     -----------
OPERATIONS:
 Net investment income (loss)                                  $       (105)     $     (1,987)     $      2,615      $       (595)
  Capital gains income                                                    -                 -                 -                 -
  Net realized gain (loss) gain on security transactions             (2,001)         (134,918)           (9,103)          (27,168)
  Net unrealized appreciation (depreciation) of investments
      during the period                                             (57,210)         (168,209)          (16,569)          (32,121)
                                                               -------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
   operations                                                       (59,316)         (305,114)          (23,057)          (59,884)
                                                               -------------------------------------------------------------------

UNIT TRANSACTIONS:
 Purchases                                                              390               240              (410)              120
 Net transfers                                                         (870)          (84,186)           30,213           (46,088)
 Surrenders for benefit payments and fees                           (14,557)          (65,736)          (17,539)          (31,009)
                                                               -------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
   unit transactions                                                (15,037)         (149,682)           12,264           (76,977)
                                                               -------------------------------------------------------------------
 Net increase (decrease) in net assets                              (74,353)         (454,796)          (10,793)         (136,861)

NET ASSETS:
 Beginning of period                                                246,322           705,541           118,290           206,718
                                                               -------------------------------------------------------------------
 End of period                                                 $    171,969      $    250,745      $    107,497      $     69,857
                                                               ===================================================================


                                                                                                   MONTGOMERY      NEUBERGER BERMAN
                                                                                                 VARIABLE SERIES:     AMT LIMITED
                                                           MFS HIGH INCOME      MFS STRATEGIC    EMERGING MARKETS    MATURITY BOND
                                                                SERIES           INCOME SERIES         FUND            PORTFOLIO
                                                             SUB-ACCOUNT       SUB-ACCOUNT (bb)    SUB-ACCOUNT       SUB-ACCOUNT
                                                             -----------       ----------------    -----------       -----------
OPERATIONS:
 Net investment income (loss)                                  $      9,529      $      1,621      $       (211)     $      8,617
  Capital gains income                                                    -                 -                 -                 -
  Net realized gain (loss) gain on security transactions             (1,150)              563             6,733            (3,823)
  Net unrealized appreciation (depreciation) of investments
      during the period                                              (5,321)              859            (7,904)              286
                                                               -------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
   operations                                                         3,058             3,043            (1,382)            5,080
                                                               -------------------------------------------------------------------

UNIT TRANSACTIONS:
 Purchases                                                            2,445                 -               829            10,240
 Net transfers                                                       10,217                 -           (50,200)          168,894
 Surrenders for benefit payments and fees                            (2,491)          (22,540)           (6,954)         (114,492)
                                                               -------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
   unit transactions                                                 10,171           (22,540)          (56,325)           64,642
                                                               -------------------------------------------------------------------
 Net increase (decrease) in net assets                               13,229           (19,497)          (57,707)           69,722

NET ASSETS:
 Beginning of period                                                137,973            49,237            86,258            99,458
                                                               -------------------------------------------------------------------
 End of period                                                 $    151,202      $     29,740      $     28,551      $    169,180
                                                               ===================================================================


                                                            NEUBERGER BERMAN                       SAFECO GROWTH
                                                              AMT PARTNERS       SAFECO EQUITY     OPPORTUNITIES    THE STRONG
                                                               PORTFOLIO            PORTFOLIO         PORTFOLIO   DISCOVERY FUND II
                                                              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                                              -----------         -----------       -----------     -----------
OPERATIONS:
 Net investment income (loss)                                  $        162      $      1,479      $     (1,471)     $       (265)
  Capital gains income                                                    -                 -               852                 -
  Net realized gain (loss) gain on security transactions             (2,362)          (17,581)          (44,189)          (12,952)
  Net unrealized appreciation (depreciation) of investments
      during the period                                             (11,160)          (55,852)         (113,344)            4,421
                                                               -------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
   operations                                                       (13,360)          (71,954)         (158,152)           (8,796)
                                                               -------------------------------------------------------------------

UNIT TRANSACTIONS:
 Purchases                                                                -             1,646             1,706               887
 Net transfers                                                        8,673            (4,959)            5,547           (31,321)
 Surrenders for benefit payments and fees                           (36,631)          (61,972)         (205,509)          (50,897)
                                                               -------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
   unit transactions                                                (27,958)          (65,285)         (198,256)          (81,331)
                                                               -------------------------------------------------------------------
 Net increase (decrease) in net assets                              (41,318)         (137,239)         (356,408)          (90,127)

NET ASSETS:
 Beginning of period                                                 84,124           345,531           511,047            90,127
                                                               -------------------------------------------------------------------
 End of period                                                 $     42,806      $    208,292      $    154,639      $          -
                                                               ===================================================================


                                                              THE STRONG                              VAN ECK         VAN ECK
                                                          INTERNATIONAL STOCK  THE STRONG MID CAP    WORLDWIDE        WORLDWIDE
                                                                FUND II          GROWTH FUND II    BOND FUND FUND  HARD ASSETS FUND
                                                              SUB-ACCOUNT       SUB-ACCOUNT (cc)    SUB-ACCOUNT      SUB-ACCOUNT
                                                              -----------       ----------------    -----------      -----------
OPERATIONS:
 Net investment income (loss)                                  $      1,762      $        (11)     $        (33)     $        103
  Capital gains income                                                    -                 -                 -                 -
  Net realized gain (loss) gain on security transactions            (17,276)                2               124            (5,356)
  Net unrealized appreciation (depreciation) of investments
      during the period                                              (1,180)           (2,376)            1,710             3,140
                                                               -------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
   operations                                                       (16,694)           (2,385)            1,801            (2,113)
                                                               -------------------------------------------------------------------

UNIT TRANSACTIONS:
 Purchases                                                            1,837            48,426            11,200              (205)
 Net transfers                                                      (53,824)             (374)            4,240            (7,657)
 Surrenders for benefit payments and fees                            (4,256)               (4)           (2,800)          (11,954)
                                                               -------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
   unit transactions                                                (56,243)           48,048            12,640           (19,816)
                                                               -------------------------------------------------------------------
 Net increase (decrease) in net assets                              (72,937)           45,663            14,441           (21,929)

NET ASSETS:
 Beginning of period                                                 72,937                 -             4,686            22,419
                                                               -------------------------------------------------------------------
 End of period                                                 $          -      $     45,663      $     19,127      $        490
                                                               ===================================================================

(a) Effective October 31, 2002, Montgomery Variable Series Growth Fund Sub-Account merged with Alliance Money Market Portfolio Sub-Account.

(b) Effective April 30, 2002, Fortis Series Fund- Asset Allocation Series merged with Hartford Advisors HLS Fund Sub-Account

(c) Formerly Fortis Series Fund- American Leaders Series, respectively. Change effective April 15, 2002.

(d) Formerly Fortis Series Fund- Blue Chip Stock Series, respectively. Change effective April 15, 2002.

(e) Formerly Fortis Series Fund- Blue Chip Stock II Series, respectively. Change effective April 15, 2002.

(f) Effective April 30, 2002, Fortis Series Fund- Diversified Income Series merged with Hartford Bond HLS Fund Sub-Account

(g) Formerly Fortis Series Fund- Capital Opportunities Series, respectively. Change effective April 15, 2002.

(h) Formerly Fortis Series Fund- Global Equity Series, respectively. Change effective April 15, 2002.

(i) Effective April 30, 2002, Fortis Series Fund- Global Growth Series merged with Hartford Global Leaders HLS Fund Sub-Account

(j) Effective April 30, 2002, Fortis Series Fund- Growth & Income Series merged with Hartford Growth and Income HLS Fund Sub-Account

(k) Formerly Fortis Series Fund- Growth Stock Series, respectively. Change effective March 18, 2002.

(l) Effective April 30, 2002, Fortis Series Fund- High Yield Series merged with Hartford High Yield HLS Fund Sub-Account

(m) Effective April 30, 2002, Fortis Series Fund- S&P 500 Index Series merged with Hartford Index HLS Fund Sub-Account

(n) Formerly Fortis Series Fund- International Stock Series, respectively. Change effective April 15, 2002.

(o) Formerly Fortis Series Fund- International Stock II Series, respectively. Change effective April 15, 2002.

(p) Formerly Fortis Series Fund- Investors Growth Stock Series, respectively. Change effective April 15, 2002.

(q) Formerly Fortis Series Fund- Large Cap Growth Series, respectively. Change effective April 15, 2002.

(r) Formerly Fortis Series Fund- Mid Cap Stock Series, respectively. Change effective April 15, 2002.

(s) Effective April 30 2002, Fortis Series Fund- Money Market Series merged with Hartford Money Market HLS Fund Sub-Account

(t) Formerly Fortis Series Fund- Multisector Bond Series, respectively. Change effective April 15, 2002.

(u) Formerly Fortis Series Fund- Small Cap Value Series, respectively. Change effective April 15, 2002.

(v) Formerly Fortis Series Fund- Aggressive Growth Series, respectively. Change effective March 18, 2002.

(w) Formerly Fortis Series Fund- U.S. Gov't Securities Series, respectively. Change effective March 18, 2002.

(x) Formerly Fortis Series Fund- Value Series, respectively. Change effective March 18, 2002.

(y)  Formerly Pilgrim Emerging Markets Fund. Change effective May 01, 2002.

(z) Formerly Pilgrim Natural Resources Fund.  Change effective May 01, 2002.

(aa) Formerly INVESCO Industrial Income Portfolio. Change effective May 01,
     2002.

(bb) Formerly MFS - VIT World Government Series, respectively. Change effective October 31, 2002.

(cc) From inception, April 26, 2002 to December 31, 2002.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

FIRST FORTIS LIFE INSURANCE COMPANY
BALANCE SHEET
(In thousands, except data shares)

                                                                              SEPTEMBER 30,         DECEMBER 31,
                                                                                  2002                  2001
                                                                            -------------------------------------
ASSETS                                                                        (UNAUDITED)
Investments:
    Fixed maturities, at fair value (amortized cost 2002 -- $166,838;
      2001 -- $158,417)                                                      $   174,231            $  161,583
    Preferred stock                                                                2,962                 2,640
    Policy loans                                                                      17                     6
    Short-term investments                                                         8,721                 6,601
    Real estate and other investment                                                 426                   474
                                                                            -------------------------------------
                                                                                 186,357               171,304

Cash and cash equivalents                                                          4,291                 5,598

Receivables:
    Uncollected premiums, less allowance (2002 and 2001 -- $100)                   2,319                 3,830
    Reinsurance recoverable on unpaid and paid losses                            107,283               107,443
    Other                                                                          1,774                 3,274
    Intercompany receivables                                                          39                 1,974
                                                                            -------------------------------------
                                                                                 111,415               116,521

Accrued investment income                                                          2,572                 2,488
Deferred policy acquisition costs                                                  1,712                 3,760
Property and equipment at cost, less accumulated depreciation (2002 --
       $1,738; 2001 -- $1,729)                                                        18                    60
Deferred federal income taxes                                                      5,082                 5,953
Goodwill, less accumulated amortization (2002 and 2001 -- $506)                    1,949                 1,949
Assets held in separate accounts                                                  44,761                66,341
                                                                            -------------------------------------
      Total assets                                                           $   358,157            $  373,974
                                                                            =====================================

SEE ACCOMPANYING NOTES

FIRST FORTIS LIFE INSURANCE COMPANY
BALANCE SHEET
(In thousands, except data shares)

                                                                              SEPTEMBER 30,         DECEMBER 31,
                                                                                  2002                  2001
                                                                            -------------------------------------
POLICY RESERVES, LIABILITIES AND SHAREHOLDER'S EQUITY                         (UNAUDITED)
Policy reserves and liabilities:
    Future policy benefit reserves:
      Life insurance                                                          $   63,006            $   65,123
      Interest sensitive and investment products                                   6,205                 5,010
      Accident and health                                                         86,497                81,578
                                                                            -------------------------------------
                                                                                 155,708               151,711

    Unearned revenues                                                             26,093                27,048
    Other policy claims and benefits payable                                      31,361                31,877
    Income taxes payable                                                           2,617                 6,537
    Other liabilities                                                             32,429                31,160
    Liabilities related to separate accounts                                      44,761                66,341
                                                                            -------------------------------------
      Total policy reserves and liabilities                                      292,969               314,674
                                                                            -------------------------------------

Shareholder's equity:
    Common stock, $20 par value: authorized, issued and outstanding
      shares -- 100,000                                                            2,000                 2,000
    Additional paid-in capital                                                    43,006                43,006
    Retained earnings                                                             15,575                12,047
    Unrealized gain on investments                                                 4,607                 2,247
                                                                            -------------------------------------
      Total shareholder's equity                                                  65,188                59,300
                                                                            -------------------------------------
      Total policy reserves, liabilities and shareholder's equity             $  358,157            $  373,974
                                                                            =====================================

SEE ACCOMPANYING NOTES

FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENT OF INCOME
(In thousands, except data shares)

                                                                                NINE MONTHS ENDED SEPTEMBER 30,
                                                                                  2002                  2001
                                                                            -------------------------------------
                                                                               (UNAUDITED)           (UNAUDITED)
REVENUES:
    Insurance operations:
      Life insurance premiums                                                  $ 18,389             $  15,419
      Interest sensitive and investment product policy charges                       --                   378
      Accident and health insurance premiums                                     37,188                29,852
                                                                            -------------------------------------
                                                                                 55,577                45,649

    Net investment income                                                         8,363                 7,154
    Net realized losses on investments                                           (1,922)                 (355)
    Other income                                                                  1,902                 1,776
                                                                            -------------------------------------
      Total revenues                                                             63,920                54,224

BENEFITS AND EXPENSES:
    Benefits to policyholders:
      Life insurance                                                             14,603                10,529
      Interest sensitive investment products                                          5                   479
      Accident and health claims                                                 24,725                21,953
                                                                            -------------------------------------
                                                                                 39,333                32,961

    Amortization of deferred policy acquisition costs                             1,986                   180
    Insurance commissions                                                         6,401                 4,654
    General and administrative expenses                                          10,130                 9,195
                                                                            -------------------------------------
      Total benefits and expenses                                                57,850                46,990
                                                                            -------------------------------------
Income before federal income taxes                                                6,070                 7,234

Income taxes expense
Current                                                                           2,942                 6,760
Deferred                                                                           (400)               (4,228)
                                                                            -------------------------------------
                                                                                  2,542                 2,532
                                                                            -------------------------------------

Net income                                                                     $  3,528             $   4,702
                                                                            =====================================

Other comprehenseive income:
Unrealized gain on investments                                                    2,360                 2,769
                                                                            -------------------------------------
Comprehensive income                                                           $  5,888             $   7,471
                                                                            =====================================

SEE ACCOMPANYING NOTES.

FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENT OF INCOME
(In thousands, except data shares)

                                                                               THREE MONTHS ENDED SEPTEMBER 30,
                                                                                  2002                  2001
                                                                            -------------------------------------
                                                                               (UNAUDITED)           (UNAUDITED)
Revenues:
    Insurance operations:
      Life insurance premiums                                                  $   5,564            $    5,013
      Interest sensitive and investment product policy charges                        --                    --
      Accident and health insurance premiums                                      12,844                 9,708
                                                                            -------------------------------------
                                                                                  18,408                14,721

    Net investment income                                                          2,848                 2,332
    Net realized losses on investments                                              (839)                   57
    Other income                                                                     583                   717
                                                                            -------------------------------------
      Total revenues                                                              21,000                17,827

BENEFITS AND EXPENSES:
    Benefits to policyholders:
      Life insurance                                                               4,512                 3,756
      Interest sensitive investment products                                           1                     1
      Accident and health claims                                                   8,957                 6,089
                                                                            -------------------------------------
                                                                                  13,470                 9,846

    Amortization of deferred policy acquisition costs                                (86)                   15
    Insurance commissions                                                            491                 1,680
    General and administrative expenses                                            2,952                 2,843
                                                                            -------------------------------------
      Total benefits and expenses                                                 16,827                14,384
                                                                            -------------------------------------
Income before federal income taxes                                                 4,173                 3,443

Income taxes expense
Current                                                                            2,082                 1,578
Deferred                                                                            (204)                 (373)
                                                                            -------------------------------------
                                                                                   1,878                 1,205
                                                                            -------------------------------------

Net income                                                                     $   2,295            $    2,238
                                                                            =====================================

Other comprehenseive income:
Unrealized gain on investmnets                                                     3,747                 2,073
                                                                            -------------------------------------
Comprehensive income                                                           $   6,042            $    4,311
                                                                            =====================================

SEE ACCOMPANYING NOTES.

FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENT OF CASH FLOW
(In thousands, except data shares)

                                                                                NINE MONTHS ENDED SEPTEMBER 30,
                                                                                  2002                  2001
                                                                            -------------------------------------
                                                                               (UNAUDITED)           (UNAUDITED)
OPERATING ACTIVITIES
Net income                                                                     $   3,528             $   4,702
Adjustments to reconcile net income to net cash used in
    operating activities:
      Increase (decrease) in future policy benefit reserves and
        other policy claims and benefits                                           2,526                 5,609
      Provision for deferred federal income taxes                                   (400)               (4,228)
      (Increase) decrease in federal income taxes                                 (3,919)                5,869
      Decrease (increase) in other liabilities                                     2,954                   209
      Depreciation, amortization and accretion                                     2,090                    63
      Amortization of investment premiums, net                                      (175)                 (146)
      Amortization of gain on reinsurance transaction                             (1,686)               (1,363)
      Decrease in uncollected premiums, accrued investment
        income and other                                                           4,862                  (705)
      Decrease (increase) in reinsurance recoverable                                 160               (11,026)
      Net realized loss (gain) on investments                                      1,922                   355
                                                                            -------------------------------------
Cash Used in Operating Activities                                                 11,862                  (661)

INVESTING ACTIVITIES
Purchases of fixed maturity investments                                          (89,230)              (35,145)
Sales or maturities of fixed maturity investmnets                                 77,118                49,073
Increase in equity securities and short-term investments                          (1,057)              (25,194)
Cash received pursuant to reinsurance agreement                                       --                10,789
                                                                            -------------------------------------
Net Cash Provided By Investing Activities                                        (13,169)                 (477)

FINANCING ACTIVITIES
Activities related to investment products:
    Considerations received                                                           --                 1,863
    Surrenders and death benefits                                                     --                  (316)
    Interest credited to policyholders                                                --                    84
                                                                            -------------------------------------
Net Cash Provided By Financing Activities                                             --                 1,631

(Decrease) increase in cash                                                       (1,307)                  493
Cash and cash equivalents at beginning of period                                   5,598                 1,659
                                                                            -------------------------------------
Cash and cash equivalents at end of period                                     $   4,291             $   2,152
                                                                            =====================================

SEE ACCOMPANYING NOTES.

FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENT OF CASH FLOW
(In thousands, except data shares)

                                                                                NINE MONTHS ENDED SEPTEMBER 30,
                                                                                  2002                  2001
                                                                            -------------------------------------
                                                                               (UNAUDITED)           (UNAUDITED)


SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES
Assets and liabilities transferred in reinsurance transactions:
Non-cash Assets ceded:
        Other Assets                                                            $    --              $  (1,623)
        Deferred acquisition costs                                                   --                 (3,957)
                                                                            -------------------------------------
Total value of assets ceded                                                     $    --              $  (5,580)
                                                                            =====================================


Non-cash liabilities ceded:
        Future policy benefits reserves                                         $    --              $   7,125
        Unearned premium reserves                                                    --                   (182)
        Other liabilities                                                            --                     --
                                                                            -------------------------------------
Total liabilities ceded                                                         $    --              $   6,943
                                                                            =====================================


SEE ACCOMPANYING NOTES

FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
September 30, 2002
(In thousands, unaudited)

     1.   GENERAL

     The accompanying unaudited financial statements of First Fortis Life Insurance Company (the Company) contain all adjustments necessary to present fairly the balance sheet as of September 30, 2002 and the related statement of income for the nine months ended September 30, 2002 and 2001, and cash flow for the nine months ended September 30, 2002 and 2001.

     Income tax payments for the nine months ended September 30, 2002 and September 30, 2001 were $6,862 and $891 respectively.

     2.   INVESTMENTS

     The classification of fixed maturity investments is to be made at the time of purchase and, prospectively, that classification is expected to be reevaluated as of each balance sheet date. At September 30, 2002 all fixed maturity and equity securities are classified as available-for-sale and carried at fair value.

     The amortized cost and fair values of investments available-for-sale were as follows at September 30, 2002 (in thousands):

                                                              GROSS         GROSS
                                              AMORTIZED     UNREALIZED    UNREALIZED      FAIR
                                                 COST         GAINS          LOSS         VALUE
                                              ----------------------------------------------------
     Fixed Income Securities:
         Governments                           $  8,744      $   780        $   --       $  9,524
         Public utilities                        14,820        1,090           402         15,508
         Industrial and miscellaneous           143,274        9,471         3,546        149,199
                                               --------      -------        ------       --------

     Total                                     $166,838      $11,341        $3,948       $174,231
                                               =========     ========       ======       ========

     The amortized cost and fair value of available-for-sale investments in fixed maturities at September 30, 2002 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                              AMORTIZED          FAIR
                                                 COST            VALUE
                                              -------------------------
     Due in one year or less                   $  6,203          $ 6,382
     Due after one year through five years       28,056           29,389
     Due after five years through ten years      53,423           55,587
     Due after ten years                         79,156           82,873
                                               --------         --------
     Total                                     $166,838         $174,231
                                               ========         ========

     Proceeds from sales and maturities of investments in fixed maturities in the nine-month period ended September 30, 2002 and 2001 were $74,195 and $49,073, respectively. Gross gains of $1,226 and $1,096 and gross losses of $3,148 and $1,451 were realized on sales during the nine-month period ended September 30, 2002 and 2001, respectively.

     Net Investment Income and Net Realized Losses on Investments: Major categories of net investment income and realized gains and losses on investments for the first nine months of each year were as follows:

                                                  INVESTMENT INCOME            REALIZED GAIN (LOSS)
                                               -------------------------------------------------------
                                                 2002            2001         2002           2001
                                               -------------------------------------------------------
     Fixed maturities                           $8,544         $6,622        $(1,922)       $ (355)
     Short-term investments                         50            656
                                                ------         ------        -------        ------
                                                 8,594          7,278        $(1,922)       $ (355)
                                                                             =======        ======
     Expenses                                     (231)          (124)
                                                ------         ------
     Net investment income                      $8,363         $7,154
                                                ======         ======

     3.   BANKERS AMERICAN LIFE ASSURANCE COMPANY

     Effective as of November 30, 2001, the Company completed a statutory merger in which Bankers American Life Assurance Company, a New York insurance company (BALAC), merged with and into the Company (the Merger). The Merger was completed as part of an internal reorganization effected by Fortis, Inc. with respect to certain of its life and health insurance companies.

     4.   DISPOSAL OF FORTIS FINANCIAL GROUP (THE DIVISION)

     On April 1, 2001, Fortis, Inc. completed the sale (the Sale) of its Division to The Hartford Life Insurance Company (Hartford). The Division includes among other blocks of business, certain individual life insurance policies and annuity contracts written by the Company.

     To effect the Sale as it relates to the Company, Hartford reinsured the Insurance contracts on a 100% co-insurance basis (or 100% modified co-insurance basis for some of the blocks) and agreed to administer the Insurance Contracts going forward. The Company received, in connection with the Sale, aggregate cash consideration of approximately $15,000 from the Hartford. The reinsurance transaction resulted in a gain of $9,465, which was deferred and will be amortized into income at the rate that earnings from the business sold would have been expected to emerge. The amount of gain amortized during the nine months ended September 30, 2002 was $1,489.

     5.   ASSUMPTION OF PROTECTIVE LIFE'S DENTAL BENEFITS DIVISION

     In the fourth quarter of 2001, the Company entered into a reinsurance agreement with Protective Life Corporation (Protective). The agreement, which became effective December 31, 2001, provided for the assumption of Protective's Dental Benefits Division on a 100% co-insurance basis. The Company paid $2,500 for the business and recorded goodwill of $1,625 in the transactions.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements And Exhibits

(a) All financial statements are included in Part A and Part B of the Registration Statement.

(b) Exhibits:

    (1) Resolution of the Board of Directors of First Fortis Life Insurance Company authorizing the establishment of the Separate Account.(1)

    (2)  Not applicable.

    (3)  a)  Form of Principal Underwriter and Servicing Agreement.(1)

         b)  Form of Dealer Sales Agreement.(1)

    (4)   Form of Variable Annuity Contract.(2)

    (5)   Form of Application.(2)

    (6)  a)  Charter of First Fortis Life Insurance Company.(1)

         b)  By-laws of First Fortis Life Insurance Company.(1)

    (7)   Reinsurance Contract and Administrative Services Contract.(1)

    (8)   Form of Participation Agreement.(3)

    (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of First Fortis Life Insurance Company.

    (10) a)  Not Applicable.(4)

    (10) b)  Consent of PricewaterhouseCoopers LLP, Independent Public
             Accountants.

    (10) c)  Consent of Ernst & Young LLP, Independent Public Accountants.

    (11)  No financial statements are omitted.

    (12)  Not applicable.

    (13)  Not applicable.

    (14)  Power of Attorney.

    (15)  Organizational Chart.(3)

--------
(1) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement, File No. 33-71686, dated April 19, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-14761 filed with the Commission on April 4, 2002.

(3) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-79701, dated April 19, 2002.

(4) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this Registration Statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

Item 25.  Directors and Officers of Depositor

NAME AND ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
----------------                             -----------------------------------
Robert B. Pollock (2)                        President, Chief Executive Officer, Chairman of the Board

Terry J. Kryshak (1)                         Senior Vice President and Chief Administrative Officer

Larry M. Cains (2)                           Treasurer

Barbara R. Hege (2)                          Chief Financial Officer

Allen Freedman                               Director
525 County Highway 4D
Charlotteville, NY 12036

Dale Edward Gardner                          Director
Gardner & Buhl
Bridge Street
Roxbury, NY  12474

Kenneth W. Nelson                            Director
Tech Products, Inc.
15 Beach Street
Staten Island, NY 10304

Esther L. Nelson                             Director
899 Wiley Town Road
Fly Creek, NY 13337

Clarence Elkus Galston                       Director
10 Longwood Dr., Apt. 330
Wentwood, MA 02090

Cindy Capone (2)                             Assistant Treasurer

Melissa J.T. Hall (2)                        Assistant Treasurer

Paula M. SeGuin (1)                          Vice President and Assistant Secretary

Katherine L. Greenzang                       Secretary

Miles Yakre (3)                              Corporate Actuary

Dianna Duvall (3)                            Officer

Sheryle Ohme                                 Officer
Fortis Benefits Insurance Company
Minneapolis Benefit Center
6600 France Avenue South
Minneapolis, MN 55435

Tom Vargo (3)                                Officer

Brad Johnson (3)                             Officer

Linda Kilmer                                 Officer

Manuel Becerra                               Officer

Manola Gutierrez                             Officer

Arthur Heggen                                Officer

(1)   Address:  308 Maltbie St., Suite 200, Syracuse, NY 13204.

(2)   Address:  Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(3)   Address:  First Fortis Life Insurance Company, 2323 Grand Blvd. Kansas
                City, MO 64108

Item 26.  Persons Controlled By or Under Control with the Depositor or
          Registrant

     See Item 24, Exhibit 15.

Item 27.  Number of Contract Owners

     As of December 6, 2002 there were 262 Contract Owners.

Item 28.  Indemnification

First Fortis' By-Laws provide for indemnity and payment of expenses of First Fortis' officers and directors in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable New York law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and for a purpose that he reasonably believed to be in, or not opposed to, the best interests of the Company, and, in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful. No indemnification is further permitted to an individual if there has been an adjudication, and a judgement rendered adverse to the individual seeking indemnification, finding that the acts were committed in bad faith, as the result of active and deliberate dishonesty, or that there was personal gain, financial profit, or other advantage which he or she was not otherwise legally entitled.

There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

         (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

         First Fortis Life Insurance Company - Separate Account A
         Fortis Benefits Insurance Company - Variable Account C
         Fortis Benefits Insurance Company - Variable Account D

         (b) Officers and Directors of Woodbury Financial Services, Inc.:

         NAME AND PRINCIPAL BUSINESS ADDRESS                 TITLE
         -----------------------------------                 -----
         Robert Kerner**                                     Director, Chief Executive Officer and President
         Richard Fergesen*                                   Chief Financial Officer, Treasurer and Financial
                                                             Principal

         Walter White*                                       Director, Senior Vice President of Operations
                                                             and Operations Principal

         John Hite*                                          Vice President, Secretary and Chief Legal
                                                             Officer

         Brian Murphy*                                       Vice President

         Mark Cadalbert*                                     Chief Compliance Officer

         Sarah Harding*                                      Assistant Secretary

         Lois Grady*                                         Director

         --------------
         *    Address: 500 Bielenberg Drive, Woodbury, MN 55125.
         **  200 Hopmeadow Street, Simsbury CT 06089

         (c)  None.

Item 30.  Location of Accounts and Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

First Fortis Life Insurance Company:                      308 Maltbie Street, Suite 200, Syracuse, NY 13204
Woodbury Financial Services, Inc.:                        500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company                  500 Bielenberg Drive, Woodbury, MN 55125

Item 31.  Management Services

Effective April 1, 2001, First Fortis contracted the administrative servicing obligations for the contracts to Hartford Life Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although First Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of First Fortis.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 21st day of January, 2003.


SEPARATE ACCOUNT A OF
FIRST FORTIS LIFE INSURANCE COMPANY
(Registrant)

By: /s/ Robert B. Pollock
    --------------------------------------
        Robert B. Pollock, President and
        Chief Executive Officer

FIRST FORTIS LIFE INSURANCE COMPANY                *By: /s/ Marianne O'Doherty
   (Depositor)                                          ----------------------
                                                            Marianne O'Doherty
                                                            Attorney-in-Fact
By: /s/ Robert B. Pollock
    --------------------------------------
        Robert B. Pollock, President and
        Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

Robert B. Pollock
    President, Chief Executive Officer
    and Chairman of the Board
Terry J. Kryshak
    Sr. Vice President, Chief
    Administrative Officer and Director*
Larry M. Cains
    Treasurer and Director*
    and Principal Financial Officer             *By: /s/ Marianne O'Doherty
Barbara R. Hege                                      --------------------------
    Chief Financial Officer                              Marianne O'Doherty
    (Principal Accounting Officer)                       Attorney-in-Fact
Allen R. Freedman
    Director*                                   Date:  January 21, 2003
Dale Edward Gardner
    Director*
Kenneth Warwick Nelson
    Director*
Esther L. Nelson, Director*
Clarence Elkus Galston, Director*

33-71686

                                  EXHIBIT INDEX



9 Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of First Fortis Life Insurance Company.

10(b)   Consent of PricewaterhouseCoopers LLP, Independent Public Accountants.

10(c)   Consent of Ernst & Young LLP, Independent Public Accountants.

14      Copy of Power of Attorney